Condensed Consolidated Statement of Stockholders' Equity/Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 538		$ 11,942,077	$ (14,889,631)	$ (2,947,016)
Balance, shares at Dec. 31, 2019	538,276
Common Stock issued as compensation.	$ 372		3,915,289		3,915,661
Common Stock issued as compensation, shares	371,823
Net Loss				(5,981,082)	(5,981,082)
Balance at Dec. 31, 2020	$ 910		15,857,366	(20,870,713)	(5,012,437)
Balance, shares at Dec. 31, 2020	910,099
Net Loss				(927,615)	(927,615)
Sale of Common Stock.	$ 31		149,969		150,000
Sale of common stock, shares	31,250
Common stock issued to pay expense	$ 23		105,443		105,466
Common stock issued to pay expense, shares	22,741
Balance at Mar. 31, 2021	$ 964		16,112,778	(21,798,328)	(5,684,586)
Balance, shares at Mar. 31, 2021	964,090
Balance at Dec. 31, 2020	$ 910		15,857,366	(20,870,713)	(5,012,437)
Balance, shares at Dec. 31, 2020	910,099
Common Stock issued as compensation.	$ 546		2,501,899		2,502,445
Common Stock issued as compensation, shares	546,292
Net Loss				(6,098,944)	(6,098,944)
Issue of Preferred Stock Series A		$ 100	(100)		0
Sale of Preferred Stock Series B		50	547,455		547,505
Conversion of debt	$ 96	227	2,691,618		2,691,941
Conversion of debt, shares	96,336
Warrants issued as compensation			974,113		974,113
Sale of Common Stock.	$ 45		224,955		225,000
Sale of common stock, shares	44,643
Balance at Dec. 31, 2021	$ 1,597	$ 377	22,797,306	(26,969,657)	(4,170,377)
Balance, shares at Dec. 31, 2021	1,597,370	376,501
Net Loss				(2,628,237)	(2,628,237)
Sale of Common Stock.	$ 2,659		9,035,797		9,038,456
Sale of common stock, shares	2,658,630
Common stock issued to pay expense	$ 233		969,302		969,535
Common stock issued to pay expense, shares	233,623
Preferred Stock converted to Common stock	$ 252	$ (202)	(50)
Preferred Stock converted to Common stock, shares	251,698	(201,358)
Debt converted to Warrants			1,566,559		1,566,559
Debt converted to Warrants, Shares
Balance at Mar. 31, 2022	$ 4,741	$ 175	$ 34,368,914	$ (29,597,894)	$ 4,775,936
Balance, shares at Mar. 31, 2022	4,741,321	175,143